Share-Based Compensation and Pensions - Restricted Shares and Restricted Share Units (Details) - Restricted shares and restricted share units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Number of Shares
Nonvested — January 1 (shares)	64,572
Granted (shares)	70,012
Vested (shares)	(38,961)
Forfeited (shares)	(373)
Nonvested — December 31 (shares)	95,250
Weighted-Average Share Price
Nonvested - January 1 (dollars per share)	$ 180.49
Granted (dollars per share)	152.28
Vested (dollars per share)	174.93
Forfeited (dollars per share)	177.73
Nonvested - December 31 (dollars per share)	$ 161.60
Unrecognized compensation cost	$ 7.9
Unrecognized compensation cost, period of recognition	2 years 25 days